Note 3 - Securities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 3 – SECURITIES

The amortized cost, unrealized gains and losses on securities, and fair value of securities as of December 31, 2022 and 2021 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2022	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$161,128	$157	$24,956	$136,329
Mortgage-backed	161,162	1	23,371	137,792
U.S. Government agencies	5,000	-	395	4,605
Other	2,560	-	-	2,560

Total	$329,850	$158	$48,722	$281,286

2021	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$145,775	$5,494	$485	$150,784
Mortgage-backed	152,507	1,248	1,185	152,570
U.S. Government agencies	2,500	-	17	2,483
Other	1,805	-	-	1,805

Total	$302,587	$6,742	$1,687	$307,642

The amortized cost and fair value of securities at December 31, 2022, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$1,673	$1,669
Due after one year through five years	8,965	8,934
Due after five years through ten years	26,890	25,585
Due after ten years	289,762	242,538
Other securities having no maturity date	2,560	2,560
Total	$329,850	$281,286

Securities with a carrying value of $42.9 million at December 31, 2022 and $34.0 million at December 31, 2021 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022 and 2021:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2022	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$14,051	$95,233	$10,095	$28,058	$24,956	$123,291
Mortgage-backed	6,580	59,163	16,791	78,523	23,371	137,686
U.S. Government agencies	65	2,435	330	2,170	395	4,605
Other	-	-	-	-	-	-
Total temporarily impaired securities	$20,696	$156,831	$28,026	$108,751	$48,722	$265,582

	Less than 12 months		12 months or more		Total
2021	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$485	$38,544	$90	$1,805	$575	$40,349
Mortgage-backed	1,095	101,651	-	-	1,095	101,651
	17	2,483	-	-	17	2,483
Other	-	-	-	-	-	-
Total temporarily impaired securities	$1,597	$142,678	$90	$1,805	$1,687	$144,483

There were 386 securities in an unrealized loss position at December 31, 2022, 113 of which was in a continuous unrealized loss position for 12 months or more. There were 114 securities in an unrealized loss position at December 31, 2021, 1 of which was in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2022 were primarily the result of fluctuations in the bond market related primarily to changes in market interest rates. As a result, all security impairments as of December 31, 2022 are considered to be temporary.

Gross realized losses from sale of securities, including securities calls, amounted to $114,000 in 2022 with a related income tax effect of $24,000, and $16,000 in 2021 with related income tax effect of $3,000.  There were no gross realized losses from sale of securities in 2020.  There were no gross realized gains from sale of securities in 2022 or 2021.  Gross realized gains from sale of securities, including securities calls, amounted to $289,000 in 2020, with the income tax provision applicable to such gains amounting to $61,000 in 2020.